Equity - Summary of Exchange Differences on Translating Foreign Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Balance at January 1	$ 231,737,116		$ 212,802,312
Exchange differences arising on translating foreign operations	(4,094,565)	$ (147,605)	(831,784)	$ (5,202,145)
Share from associates and joint venture accounted for using the equity method	29,209	1,053	131,009	(85,975)
Balance at December 31	268,171,060	9,667,306	231,737,116	212,802,312
Exchange differences on translating foreign operations [member]
Balance at January 1	(11,641,939)	(419,681)	(10,762,684)	(5,888,574)
Exchange differences arising on translating foreign operations	(3,203,730)	(115,491)	(1,173,204)	(4,788,135)
Share from associates and joint venture accounted for using the equity method	21,307	768	101,038	(85,975)
Disposal of associates and joint venture accounted for using the equity method			29,971
Disposal of foreign operations	(569,284)	(20,522)	162,940
Balance at December 31	$ (15,393,646)	$ (554,926)	$ (11,641,939)	$ (10,762,684)